Costs of Sales	6 Months Ended
Jun. 30, 2023
Costs of Sales
Costs of Sales

Note 11 - Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Costs of stream sales	$43.2	$41.3	$78.2	$81.3
Mineral production taxes	0.6	0.4	1.0	0.9
Mining costs of sales	$43.8	$41.7	$79.2	$82.2
Energy costs of sales	3.3	3.8	6.1	6.9
	$47.1	$45.5	$85.3	$89.1